Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

April 22, 2008

VIA EDGAR AND HAND DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Attention: Katherine Wray

Re:	Monotype Imaging Holdings Inc.
Registration Statement on Form S-1
Filed April 2, 2008
File No. 333-150034

Form 10-K for the fiscal year ended December 31, 2007
Filed March 27, 2008
File No. 000-33612

Dear Ms. Wray:

This letter is being furnished on behalf of Monotype Imaging Holdings Inc. (the “Company”) in response to comments in the letter dated April 16, 2008 (the “Letter”) from Barbara C. Jacobs of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Douglas J. Shaw, President and Chief Executive Officer of the Company, with respect to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) that was filed with the Commission on April 2, 2008 and the Company’s Annual Report on Form 10-K (the “Annual Report”) that was filed with the Commission on March 27, 2008, as amended on April 2, 2008. Amendment No. 1 to the Registration Statement (“Amendment No. 1 to Registration Statement”), including the prospectus contained therein, was filed on behalf of the Company with the Commission on April 22, 2008. Amendment No. 2 to the Annual Report (“Amendment No. 2 to Annual Report”) was filed on behalf of the Company with the Commission on April 22, 2008. For your convenience, we will supplementally provide the Staff via courier with (a) four (4) copies of Amendment No. 1 to the Registration Statement, which has been marked to show the changes to the Registration Statement, and (b) four (4) copies of Amendment No. 2 to the Annual Report, which has been marked to show the changes to the Annual Report.

The responses and supplementary information set forth below have been organized in the same manner in which the Commission’s comments were organized.

Katherine Wray

April 22, 2008

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company.

Form S-1

Selling Stockholders, page 97

1.	Identify the natural person or persons who have voting or investment control over the shares being registered for resale by D.B. Zwirn Special Opportunities Fund, L.P. See interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the Corporation Finance Manual of Publicly Available Telephone Interpretations, as well as interpretation I.60 of the July 1997 version of the Telephone Interpretation Manual.

RESPONSE:

The Company advises the Staff that the Registration Statement has been revised in response to the Staff’s comment (see pages 97 and 98 of Amendment No. 1 to the Registration Statement).

Signatures page S-1

2.	We note the filing does not identify your controller or principal accounting officer. Please identify the person acting in this capacity in your amended registration statement. If Ms. Jacqueline Arthur serves as both chief financial officer and controller or principal accounting officer, her title should be captioned as such in the amended filing. See Instructions 1 and 2 to the Signatures section of Form S-1.

RESPONSE:

The Company advises the Staff that the signatures page of the Registration Statement has been revised in response to the Staff’s comment (see the signatures page to Amendment No. 1 to the Registration Statement).

Form 10-K for the Year Ended December 31, 2007

General

3.	We are in receipt of your confidential treatment request for certain portions of the agreement filed as Exhibit 10.41 to your Form 10-K. Please be advised that we are transmitting our comment on this request under separate cover.

Katherine Wray

April 22, 2008

RESPONSE:

The Company has responded to the Staff’s comment on the Company’s confidential treatment request in a separate letter delivered on behalf of the Company on the date hereof.

Item 9A(T). Controls and Procedures, page 94

4.	You do not provide the conclusions of your principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of your disclosure controls and procedures as defined by Rule 13a-15(e) of the Exchange Act as of the end of the period covered by your annual report, as required by Item 307 of Regulation S-K. In this regard, we note the risk factor disclosure on pages 18 and 19 indicating that you believe that the material deficiencies identified by your independent accounting firm in connection with its audit of your financial statements for fiscal 2006 were successfully remediated and no longer existed as of December 31, 2007. Please amend your Form 10-K to include the disclosure required by Item 307. To the extent your certifying officers concluded that your disclosure controls and procedures were effective as of the end of fiscal 2007, please explain to us in your response letter how they were able to reach such an effectiveness conclusion in light of the failure of the company to include in its annual report the disclosure required by Item 307.

RESPONSE:

The Company has a Disclosure Review Committee (the “Committee”) to assist in the quarterly evaluation of the Company’s internal disclosure controls and procedures and in the review of the Company’s periodic filings under the Exchange Act. The membership of the Committee consists of the Company’s Chief Executive Officer, Chief Financial Officer, Executive Vice President, Vice President of Finance and Principal Accounting Officer, Vice President of Engineering and Development, General Counsel and European Finance Director. The Committee is advised by external counsel, particularly on Commission-related matters. Additionally, other members of the Company’s global management team advise the Committee with respect to disclosure via a sub-certification process. The Committee met on March 19, 2008 and March 25, 2008 to review and discuss the effectiveness of the Company’s disclosure controls and procedures and reached the effectiveness conclusion described in the Annual Report.

From time-to-time, the Company reviews the disclosure controls and procedures and may make changes aimed at enhancing their effectiveness and to ensure that the Company’s systems evolve with its business.

While the Committee reviewed and discussed the Company’s internal disclosure controls and procedures as described above and reviewed and provided comments to the Annual Report,

Katherine Wray

April 22, 2008

the disclosure required by Item 307 of Regulation S-K was inadvertently omitted from the Annual Report that was filed with the Commission.

The Company advises the Staff that Item 9(A)T of the Annual Report has been revised in response to the Staff’s comment (see pages 96 and 97 of Amendment No. 2 to the Annual Report).

5.	In addition, you have not provided the disclosure required by Item 308T(b) of Regulation S-K regarding changes in internal control over financial reporting. Note that while Item 308T permits eligible filers to omit the information required by paragraph (a) of the Item, there is no such provision with respect to paragraph (b). Please amend to include the disclosure required by Item 308T(b).

RESPONSE:

The Company advises the Staff that Item 9(A)T of the Annual Report has been revised in response to the Staff’s comment (see pages 96 and 97 of Amendment No. 2 to the Annual Report).

If you require additional information regarding this letter, please telephone the undersigned at (617) 570-1761.

Sincerely,

Lizette M. Pérez-Deisboeck

cc:	Douglas J. Shaw, Monotype Imaging Holdings Inc.
Jacqueline D. Arthur, Monotype Imaging Holdings Inc.
Janet M. Dunlap, Esq., Monotype Imaging Holdings Inc.
Jeffrey C. Hadden, Esq., Goodwin Procter LLP
Martin A. Wellington, Esq., Davis Polk & Wardwell